Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Increase in Cash Received Excluding Amounts Recognized (Details) - Contract liabilities [Member] - EUR (€)
€ in Thousands
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Increase in Cash Received Excluding Amounts Recognized [Line Items]
Contract liabilities	€ 11,957	€ 7,074
Revenue recognized that was included in the contract liability balance at the beginning of the period	736	446
Increases due to cash received, excluding amounts recognized at the beginning of the period	€ 2,576	€ 432